Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2016	—	19,622	—	19,622
Foreign exchange translation adjustment	—	1,907	—	1,907
Balance at December 31, 2017	—	21,529	—	21,529
Acquisitions during the year	551	1,231	2,086	3,868
Foreign exchange translation adjustment	—	(1,333)	(73)	(1,406)
Balance at December 31, 2018	551	21,427	2,013	23,991
Foreign exchange translation adjustment	—	818	29	847
Balance at December 31, 2019	551	22,245	2,042	24,838

Schedule of customer relationship intangible assets

	December 31, 2019			December 31, 2018
Business segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(13,579)	16,206	29,785	(11,733)	18,052
Cayman	17,728	(5,672)	12,056	17,728	(4,571)	13,157
Channel Islands and the UK	90,069	(51,435)	38,634	65,698	(51,210)	14,488
Other	5,563	(794)	4,769	5,563	(509)	5,054
Total	143,145	(71,480)	71,665	118,774	(68,023)	50,751